Employee costs	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employee costs
9. Employee costs

	2019 £m	2018 £m	2017 £m
Wages and salaries	7,583	7,203	7,116
Social security costs	852	795	802
Pension and other post-employment costs, including augmentations (Note 30 )	560	586	616
Cost of share-based incentive plans	432	393	347
Severance and other costs from integration and restructuring activities	428	463	241

	9,855	9,440	9,122
The increase in wages and salaries included the impact of movements in exchange rates. The Group provides benefits to employees, commensurate with local practice in individual countries, including, in some markets, healthcare insurance, subsidised car schemes and personal life assurance.
The cost of share-based incentive plans is analysed as follows:

	2019 £m	2018 £m	2017 £m
Share Value Plan	302	304	276
Performance Share Plan	58	49	47
Share option plans	4	4	4
Cash settled and other plans	68	36	20

	432	393	347
The average monthly number of persons employed by the Group (including Directors) during the year was:

	2019 Number	2018 Number	2017 Number
Manufacturing	36,653	37,296	38,632
Selling, general and administration	48,535	47,887	49,141
Research and development	12,026	11,668	11,576

	97,214	96,851	99,349
The average monthly number of Group employees excludes temporary and contract staff. The numbers of Group employees at the end of each financial year are given in the financial record on page
265
.
The compensation of the Directors and Senior Management (members of the CET) in aggregate, was as follows:

	2019 £m	2018 £m	2017 £m
Wages and salaries	28	29	26
Social security costs	4	3	4
Pension and other post-employment costs	3	3	3
Cost of share-based incentive plans	27	20	22

	62	55	55
Further information on the remuneration of the Directors is given in the Remuneration report on pages
116
 to
150
.